Leases - Summary of Maturity of Lease Liabilities (Detail) - CHF (SFr) SFr in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Maturity Analysis For Lease Liabilities [Line Items]
Gross lease liabilities	SFr 2,676	SFr 2,523
Within one year [member]
Disclosure Of Maturity Analysis For Lease Liabilities [Line Items]
Gross lease liabilities	444	331
1-5 years [member]
Disclosure Of Maturity Analysis For Lease Liabilities [Line Items]
Gross lease liabilities	1,455	1,161
More than five years [member]
Disclosure Of Maturity Analysis For Lease Liabilities [Line Items]
Gross lease liabilities	SFr 777	SFr 1,031